2. Property and Equipment	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

2.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following at June 30, 2018 and September 30, 2017:

	Estimated Service Lives	June 30, 2018	September 30, 2017
Furniture, fixtures and equipment	2 - 5 years	$36,485	$11,039
Internally developed software	10 years	169,235	152,000
		205,721	163,039
Less accumulated depreciation and amortization		57,084	35,536
		$148,637	$127,503

Total depreciation expense for the three months ended June 30, 2018 and 2017 was $7,587 and $3,800, respectively; and $20,699 and $11,400 for the nine months ended June 30, 2018 and 2017, respectively.

Property and equipment consist of the following at September 30:

	Estimated Service Lives	2017	2016
Furniture, fixtures and equipment	2 to 5 years	$11,039	$6,994
Internally developed software	10 years	152,000	152,000
		163,039	158,994
Less accumulated depreciation and amortization		35,536	17,914
		$127,503	$141,080

Depreciation expense was $17,622 and $17,625 during the years ended September 30, 2017 and 2016, respectively.